Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Liabilities [Abstract]
Summary of fair value on assets and liabilities measured at recurring basis

	Quoted Prices In Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2015

Embedded conversion feature	$--	$--	$471,660	$471,660
Warrant liability	--	--	113,446	113,446
September 30, 2015	$--	$--	$585,106	$585,106

Summary of the changes in fair value on a recurring basis using significant unobservable inputs (Level 3)

	Warrant Liability	Embedded Conversion Feature	Total
Balance - December 31, 2014	$-	$-	$-
Change in fair value of derivative liability	139,090	(2,792)	136,298
Issuance of derivative warrant liabilities	332,570	-	332,570
Included in debt discount	-	116,238	116,238
Balance – September 30, 2015	$471,660	$113,446	$585,106

Schedule of fair value on derivative warrants issuance dates and at the balance sheet date were using an option model
September 30, 2015
Risk free interest rate	0.33% - 1.01%
Dividend yield	0.00%
Expected volatility	113% - 114%
Remaining term	0.83 – 3.00 years